SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF UNREALIZED GAINS AND LOSSES

The following table summarizes the cumulative gross unrealized gains and losses and fair values for long- term investments accounted for at fair value under the fair value option, with the unrealized gains and losses reported within earnings on the Condensed Consolidated Statements of Operation as of December 31, 2024 and 2023:

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
December 31, 2024
Investment in GMP Bio (equity securities)	$22,653,225	$-	$-	$22,653,225
Total	$22,653,225	$-	$-	$22,653,225

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
December 31, 2023
Investment in GMP Bio (equity securities)	$22,640,519	$12,706	$-	$22,653,225
Total	$22,640,519	$12,706	$-	$22,653,225

SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of December 31, 2024 and 2023:

	December 31, 2024 Conversion Feature	December 31, 2023 Conversion Feature
Balance at January 1, 2024 and 2023	$423,214	$198,140
Change in fair value	280,403	225,074
Balance at December 31, 2024 and 2023	$703,617	$423,214

SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES

	December 31, 2024	December 31, 2023
Risk free interest	3.98% - 5.09%	4.64% - 5.40%
Market price of share	$ 0.02 - 0.04	$ 0.03 - 0.05
Life of instrument in years	0.01	0.01
Volatility	138.38%-226.9%	142.45%-236.86%
Dividend yield	0%	0%